UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  November 12, 2001

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          41

Form 13F Information Table Value Total:          $242308



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals Inc.  com              009158106     6973   180750 SH       SOLE                    36895            143855
Allstate Insurance             com              020002101     7635   204415 SH       SOLE                    41840            162575
Baker Hughes Inc.              com              057224107     5026   173620 SH       SOLE                    35420            138200
BankAmerica Corp.              com              060505104     7765   132955 SH       SOLE                    26990            105965
BankOne Corporation            com              06423A103     5634   179015 SH       SOLE                    36525            142490
Bellsouth Corp                 com              079860102     7020   168950 SH       SOLE                    34500            134450
Cigna                          com              125509109     4449    53640 SH       SOLE                    10970             42670
Citigroup                      com              172967101     7594   187510 SH       SOLE                    38165            149345
Comerica, Inc. Com.            com              200340107     7007   126480 SH       SOLE                    25625            100855
Compaq                         com              204493100     2259   271870 SH       SOLE                    55455            216415
Computer Associates            com              204912109     5669   220255 SH       SOLE                    45000            175255
Computer Sciences              com              205363104     6087   183510 SH       SOLE                    37405            146105
Dominion Resources             com              25746U109     6710   113055 SH       SOLE                    22835             90220
Electronic Data Systems        com              285661104     6825   118525 SH       SOLE                    24175             94350
Emerson Electric               com              291011104     4820   102415 SH       SOLE                    20910             81505
Federal Home Loan Mortgage Cor com              313400301     8094   124520 SH       SOLE                    25425             99095
Federal National Mtg. Assn.    com              313586109     4932    61610 SH       SOLE                    12510             49100
FleetBoston  Financial Corpora com              339030108     6088   165650 SH       SOLE                    33775            131875
General Electric               com              369604103     5936   159565 SH       SOLE                    32495            127070
Hartford Financial Services Gr com              416515104     6000   102145 SH       SOLE                    20880             81265
Hewlett Packard                com              428236103     3596   224045 SH       SOLE                    45760            178285
Household International        com              441815107     5793   102755 SH       SOLE                    20125             82630
J P Morgan                     com              46625H100     6131   179545 SH       SOLE                    36570            142975
Johnson & Johnson              com              478160104     5630   101620 SH       SOLE                    20750             80870
Kimberly-Clark Corp.           com              494368103     5955    96050 SH       SOLE                    19575             76475
Lehman Brothers                com              524908100     4997    87895 SH       SOLE                    17950             69945
Marsh & McLennan Cos           com              571748102     6323    65385 SH       SOLE                    13355             52030
McDonalds Corp.                com              580135101     6036   222405 SH       SOLE                    45380            177025
Merck                          com              589331107     5760    86490 SH       SOLE                    17675             68815
Morgan Stanley Dean Witter     com              617446448     6161   132915 SH       SOLE                    27070            105845
Nike, Inc.                     com              654106103     6492   138695 SH       SOLE                    27540            111155
PPG Industries Inc.            com              693506107     5719   125005 SH       SOLE                    25565             99440
SBC Communications             com              78387G103     5653   119960 SH       SOLE                    24495             95465
Schlumberger Ltd.              com              806857108     4732   103540 SH       SOLE                    21115             82425
TJX Companies Inc.             com              872540109     6699   203610 SH       SOLE                    41650            161960
Transocean Sedco Forex         com              G90078109     3921   148527 SH       SOLE                    31979            116548
Tyco International, Ltd.       com              902124106     5560   122205 SH       SOLE                    24950             97255
US Bancorp                     com              902973304     5172   233190 SH       SOLE                    47525            185665
Union Pacific                  com              907818108     5707   121695 SH       SOLE                    24865             96830
Washington Mutual              com              939322103     8000   207888 SH       SOLE                    41630            166258
WorldCom Group                 com              98157D106     5749   382225 SH       SOLE                    78055            304170